Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only) (Tables) (Ocean Rig)	12 Months Ended
Dec. 31, 2014
Ocean Rig
Balance Sheets
		December 31,
		2013	2014
ASSETS
CURRENT ASSETS:
Cash and cash equivalents		$58	$60
Due from related parties		0	117,219
Other current assets		300	2,090
Total current assets		358	119,369
NON-CURRENT ASSETS:

Investments in subsidiaries*		3,494,475	3,549,399
Total non-current assets		3,494,475	3,549,399

Total assets		3,494,833	3,668,768

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Other current liabilities		$21,075	$10,278

Total current liabilities		21,075	10,278

NON-CURRENT LIABILITIES
Long term debt, net of current portion		493,915	492,214
Total non-current liabilities		493,915	492,214

STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2013 and 2014, nil issued and outstanding at December 31, 2013 and 2014, respectively	1	-	-
Common stock, $0,01 par value; 1,000,000,000 shares authorized, at December 31, 2013 and 2014, 131,875,128 and 132,017,178 issued and outstanding at December 31, 2013 and 2014 respectively		1,319	1,320
Additional paid-in capital		3,492,650	3,494,957
Accumulated other comprehensive loss		(23,454)	(23,938)
Accumulated deficit		(490,672)	(306,063)
Total stockholders' equity		2,979,843	3,166,276
Total liabilities and stockholders' equity		$3,494,833	$3,668,768

* Eliminated in consolidation

Statements of Operations
	For the year ended
	December 31,
EXPENSES:	2012	2013	2014
General and administrative expenses	$12,877	8,565	$7,983
Legal settlements and other, net	6,100	-	-
Operating loss	18,977	8,565	7,983

OTHER INCOME / (EXPENSES):
Interest and finance costs	(58,210)	(53,193)	(82,109)
Interest income	4	-	1,383
Loss on interest rate swaps	(38)	(149)	-
Other, net	(2,476)	2,358	6,224

Total other (expenses), net	(60,720)	(50,984)	(74,502)

Equity in earnings/(loss) of subsidiaries*	(52,639)	122,872	342,288

Net income/(loss)	$(132,336)	63,323	$259,803
Net Income/(Loss) To Common Stockholders	(132,336)	63,221	259,031
Earnings/(loss) per common share, basic and diluted	(1.00)	0.48	1.96

Weighted average number of shares, basic and diluted	131,696,935	131,727,504	131,837,227

* Eliminated in consolidation

Schedule of Compehensive Income/ (loss)
	For the year ended
	December 31,
Net income / (Loss)	2012	2013	2014
Other Comprehensive income / (loss):	$(132,336)	$63,323	$259,803

Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,034	1,036	1,034
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	22,904	-	-
Actuarial gains/(losses)	(637)	3,335	(1,518)
Other Comprehensive income/ (loss)	23,301	4,371	(484)
Total Comprehensive income / (loss)	$(109,035)	$67,694	$259,319

Statements of Cash Flows
	For the year ended December 31,
	2012	2013	2014
Net Cash Used in Operating Activities	$(59,992)	$(62,302)	$(88,302)

Cash Flows from Investing Activities:
Investments in subsidiaries	59,643	61,406	289,654
Loan to parent	-	-	(120,000)
Proceeds from arrangement fees	-	-	3,000
Net Cash Provided by Investing Activities	59,643	61,406	172,654
Cash Flows from Financing Activities:
Proceeds from senior notes	-	-	500,000
Payment of senior notes	-	-	(500,000)
Dividends Paid	-	-	(75,194)
Payments for issuance of subsidiaries shares	-	-	(466)
Payment of financing fees	-	-	(8,690)
Net Cash used in Financing Activities	-	-	(84,350)
Net increase / (decrease) in cash and cash equivalents	(349)	(896)	2
Cash and cash equivalents at beginning of year	1,303	954	58
Cash and cash equivalents at end of year	$954	$58	$60